Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000097448
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Class A
Trading Symbol	AQEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[1]
AssetsNet	$ 5,005,121,630
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,005,121,630
Total number of portfolio holdings	85
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.6%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.5%
Materials	2.2%
Other	1.6%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.5%
Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.3%
Chevron Corp.	2.3%
Bristol-Myers Squibb Co.	2.0%
Altria Group, Inc.	1.9%
Citigroup, Inc.	1.8%

C000097450
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Class C
Trading Symbol	RDCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$89	1.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.69%	[2]
AssetsNet	$ 5,005,121,630
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,005,121,630
Total number of portfolio holdings	85
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.6%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.5%
Materials	2.2%
Other	1.6%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.5%
Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.3%
Chevron Corp.	2.3%
Bristol-Myers Squibb Co.	2.0%
Altria Group, Inc.	1.9%
Citigroup, Inc.	1.8%

C000097454
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional 2 Class
Trading Symbol	RSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$36	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[3]
AssetsNet	$ 5,005,121,630
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,005,121,630
Total number of portfolio holdings	85
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.6%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.5%
Materials	2.2%
Other	1.6%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.5%
Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.3%
Chevron Corp.	2.3%
Bristol-Myers Squibb Co.	2.0%
Altria Group, Inc.	1.9%
Citigroup, Inc.	1.8%

C000158971
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional 3 Class
Trading Symbol	CCQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$34	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[4]
AssetsNet	$ 5,005,121,630
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,005,121,630
Total number of portfolio holdings	85
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.6%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.5%
Materials	2.2%
Other	1.6%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.5%
Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.3%
Chevron Corp.	2.3%
Bristol-Myers Squibb Co.	2.0%
Altria Group, Inc.	1.9%
Citigroup, Inc.	1.8%

C000097456
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional Class
Trading Symbol	CCRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$36	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[5]
AssetsNet	$ 5,005,121,630
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,005,121,630
Total number of portfolio holdings	85
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.6%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.5%
Materials	2.2%
Other	1.6%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.5%
Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.3%
Chevron Corp.	2.3%
Bristol-Myers Squibb Co.	2.0%
Altria Group, Inc.	1.9%
Citigroup, Inc.	1.8%

C000097402
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Class A
Trading Symbol	RDLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$56	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[6]
AssetsNet	$ 305,417,498
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$305,417,498
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.0%
Application Software	9.2%
Technology Hardware, Storage & Peripherals	9.0%
Systems Software	7.7%
Semiconductor Materials & Equipment	2.2%
Communications Equipment	2.1%

Equity Sector Allocation

Table Summary
Information Technology	48.2%
Communication Services	13.4%
Consumer Discretionary	12.9%
Health Care	7.8%
Industrials	6.4%
Financials	6.1%
Consumer Staples	2.1%
Materials	0.8%
Energy	0.6%
Utilities	0.2%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.3%
Apple, Inc.	9.0%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.0%
Lam Research Corp.	2.2%
Arista Networks, Inc.	2.1%

C000097404
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Class C
Trading Symbol	RDLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$95	1.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.81%	[7]
AssetsNet	$ 305,417,498
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$305,417,498
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.0%
Application Software	9.2%
Technology Hardware, Storage & Peripherals	9.0%
Systems Software	7.7%
Semiconductor Materials & Equipment	2.2%
Communications Equipment	2.1%

Equity Sector Allocation

Table Summary
Information Technology	48.2%
Communication Services	13.4%
Consumer Discretionary	12.9%
Health Care	7.8%
Industrials	6.4%
Financials	6.1%
Consumer Staples	2.1%
Materials	0.8%
Energy	0.6%
Utilities	0.2%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.3%
Apple, Inc.	9.0%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.0%
Lam Research Corp.	2.2%
Arista Networks, Inc.	2.1%

C000158967
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[8]
AssetsNet	$ 305,417,498
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$305,417,498
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.0%
Application Software	9.2%
Technology Hardware, Storage & Peripherals	9.0%
Systems Software	7.7%
Semiconductor Materials & Equipment	2.2%
Communications Equipment	2.1%

Equity Sector Allocation

Table Summary
Information Technology	48.2%
Communication Services	13.4%
Consumer Discretionary	12.9%
Health Care	7.8%
Industrials	6.4%
Financials	6.1%
Consumer Staples	2.1%
Materials	0.8%
Energy	0.6%
Utilities	0.2%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.3%
Apple, Inc.	9.0%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.0%
Lam Research Corp.	2.2%
Arista Networks, Inc.	2.1%

C000097409
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Institutional Class
Trading Symbol	CLQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[9]
AssetsNet	$ 305,417,498
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$305,417,498
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.0%
Application Software	9.2%
Technology Hardware, Storage & Peripherals	9.0%
Systems Software	7.7%
Semiconductor Materials & Equipment	2.2%
Communications Equipment	2.1%

Equity Sector Allocation

Table Summary
Information Technology	48.2%
Communication Services	13.4%
Consumer Discretionary	12.9%
Health Care	7.8%
Industrials	6.4%
Financials	6.1%
Consumer Staples	2.1%
Materials	0.8%
Energy	0.6%
Utilities	0.2%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.3%
Apple, Inc.	9.0%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.0%
Lam Research Corp.	2.2%
Arista Networks, Inc.	2.1%

C000097419
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Class A
Trading Symbol	RLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$52	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[10]
AssetsNet	$ 181,853,948
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$181,853,948
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	20.6%
Industrials	13.1%
Health Care	12.1%
Information Technology	11.3%
Communication Services	8.8%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Energy	6.6%
Utilities	4.6%
Materials	3.8%
Other	3.5%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc., Class A	3.9%
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.0%
Meta Platforms, Inc., Class A	2.6%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
Cisco Systems, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Bristol-Myers Squibb Co.	2.0%
CME Group, Inc.	1.9%

C000097421
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Class C
Trading Symbol	RDCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$95	1.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.78%	[11]
AssetsNet	$ 181,853,948
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$181,853,948
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	20.6%
Industrials	13.1%
Health Care	12.1%
Information Technology	11.3%
Communication Services	8.8%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Energy	6.6%
Utilities	4.6%
Materials	3.8%
Other	3.5%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc., Class A	3.9%
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.0%
Meta Platforms, Inc., Class A	2.6%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
Cisco Systems, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Bristol-Myers Squibb Co.	2.0%
CME Group, Inc.	1.9%

C000097427
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Institutional Class
Trading Symbol	CVQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$42	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%	[12]
AssetsNet	$ 181,853,948
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$181,853,948
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	20.6%
Industrials	13.1%
Health Care	12.1%
Information Technology	11.3%
Communication Services	8.8%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Energy	6.6%
Utilities	4.6%
Materials	3.8%
Other	3.5%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc., Class A	3.9%
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.0%
Meta Platforms, Inc., Class A	2.6%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
Cisco Systems, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Bristol-Myers Squibb Co.	2.0%
CME Group, Inc.	1.9%

C000097331
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Class A
Trading Symbol	RFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[13]
AssetsNet	$ 694,258,766
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$694,258,766
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	35%

Holdings [Text Block]	Asset Categories
Table Summary
Senior Loans	91.7%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	3.4%
Corporate Bonds & Notes	1.3%
Exchange-Traded Fixed Income Funds	1.1%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Dayforce, Inc. 08/20/2032	1.0%
UKG, Inc. 02/10/2031 6.167%	0.7%
Proofpoint, Inc. 08/31/2028 6.672%	0.7%
Nielsen Consumer, Inc. 10/31/2030 5.922%	0.7%
TK Elevator Midco GmbH 04/30/2030 6.377%	0.7%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 6.172%	0.7%
athenahealth Group, Inc. 02/15/2029 6.422%	0.6%
Ascend Learning LLC 12/11/2028 6.672%	0.6%
Cengage Learning, Inc. 03/24/2031 6.671%	0.6%
Creative Artists Agency LLC 10/01/2031 6.172%	0.6%

C000097333
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Class C
Trading Symbol	RFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$89	1.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%	[14]
AssetsNet	$ 694,258,766
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$694,258,766
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	35%

Holdings [Text Block]	Asset Categories
Table Summary
Senior Loans	91.7%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	3.4%
Corporate Bonds & Notes	1.3%
Exchange-Traded Fixed Income Funds	1.1%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Dayforce, Inc. 08/20/2032	1.0%
UKG, Inc. 02/10/2031 6.167%	0.7%
Proofpoint, Inc. 08/31/2028 6.672%	0.7%
Nielsen Consumer, Inc. 10/31/2030 5.922%	0.7%
TK Elevator Midco GmbH 04/30/2030 6.377%	0.7%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 6.172%	0.7%
athenahealth Group, Inc. 02/15/2029 6.422%	0.6%
Ascend Learning LLC 12/11/2028 6.672%	0.6%
Cengage Learning, Inc. 03/24/2031 6.671%	0.6%
Creative Artists Agency LLC 10/01/2031 6.172%	0.6%

C000097337
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional 2 Class
Trading Symbol	RFRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[15]
AssetsNet	$ 694,258,766
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$694,258,766
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	35%

Holdings [Text Block]	Asset Categories
Table Summary
Senior Loans	91.7%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	3.4%
Corporate Bonds & Notes	1.3%
Exchange-Traded Fixed Income Funds	1.1%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Dayforce, Inc. 08/20/2032	1.0%
UKG, Inc. 02/10/2031 6.167%	0.7%
Proofpoint, Inc. 08/31/2028 6.672%	0.7%
Nielsen Consumer, Inc. 10/31/2030 5.922%	0.7%
TK Elevator Midco GmbH 04/30/2030 6.377%	0.7%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 6.172%	0.7%
athenahealth Group, Inc. 02/15/2029 6.422%	0.6%
Ascend Learning LLC 12/11/2028 6.672%	0.6%
Cengage Learning, Inc. 03/24/2031 6.671%	0.6%
Creative Artists Agency LLC 10/01/2031 6.172%	0.6%

C000158965
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional 3 Class
Trading Symbol	CFRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[16]
AssetsNet	$ 694,258,766
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$694,258,766
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	35%

Holdings [Text Block]	Asset Categories
Table Summary
Senior Loans	91.7%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	3.4%
Corporate Bonds & Notes	1.3%
Exchange-Traded Fixed Income Funds	1.1%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Dayforce, Inc. 08/20/2032	1.0%
UKG, Inc. 02/10/2031 6.167%	0.7%
Proofpoint, Inc. 08/31/2028 6.672%	0.7%
Nielsen Consumer, Inc. 10/31/2030 5.922%	0.7%
TK Elevator Midco GmbH 04/30/2030 6.377%	0.7%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 6.172%	0.7%
athenahealth Group, Inc. 02/15/2029 6.422%	0.6%
Ascend Learning LLC 12/11/2028 6.672%	0.6%
Cengage Learning, Inc. 03/24/2031 6.671%	0.6%
Creative Artists Agency LLC 10/01/2031 6.172%	0.6%

C000097339
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	CFRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[17]
AssetsNet	$ 694,258,766
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$694,258,766
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	35%

Holdings [Text Block]	Asset Categories
Table Summary
Senior Loans	91.7%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	3.4%
Corporate Bonds & Notes	1.3%
Exchange-Traded Fixed Income Funds	1.1%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Dayforce, Inc. 08/20/2032	1.0%
UKG, Inc. 02/10/2031 6.167%	0.7%
Proofpoint, Inc. 08/31/2028 6.672%	0.7%
Nielsen Consumer, Inc. 10/31/2030 5.922%	0.7%
TK Elevator Midco GmbH 04/30/2030 6.377%	0.7%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 6.172%	0.7%
athenahealth Group, Inc. 02/15/2029 6.422%	0.6%
Ascend Learning LLC 12/11/2028 6.672%	0.6%
Cengage Learning, Inc. 03/24/2031 6.671%	0.6%
Creative Artists Agency LLC 10/01/2031 6.172%	0.6%

C000097525
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Class A
Trading Symbol	IMRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$61	1.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[18]
AssetsNet	$ 321,094,034
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$321,094,034
Total number of portfolio holdings	452
Portfolio turnover for the reporting period	62%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	30%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	69.0%
China	4.3%
Japan	4.1%
Canada	2.8%
France	2.8%
United Kingdom	2.0%
Taiwan	1.8%
Sweden	1.7%
South Korea	1.7%
Netherlands	1.6%
Other	10.8%

Derivative Exposure

Table Summary
Long
Credit Risk	6.2%
Equity Risk	28.9%
Foreign Exchange Risk	17.6%
Interest Rate Risk	9.9%
Short
Equity Risk	5.7%
Foreign Exchange Risk	14.4%
Interest Rate Risk	0.2%

Equity Sector Allocation

Table Summary
Information Technology	13.4%
Financials	8.8%
Consumer Discretionary	6.0%
Industrials	5.2%
Health Care	4.7%
Communication Services	4.4%
Consumer Staples	2.4%
Energy	1.6%
Utilities	1.4%
Materials	1.2%
Other	1.0%

C000097531
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CSAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$48	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[19]
AssetsNet	$ 321,094,034
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$321,094,034
Total number of portfolio holdings	452
Portfolio turnover for the reporting period	62%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	30%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	69.0%
China	4.3%
Japan	4.1%
Canada	2.8%
France	2.8%
United Kingdom	2.0%
Taiwan	1.8%
Sweden	1.7%
South Korea	1.7%
Netherlands	1.6%
Other	10.8%

Derivative Exposure

Table Summary
Long
Credit Risk	6.2%
Equity Risk	28.9%
Foreign Exchange Risk	17.6%
Interest Rate Risk	9.9%
Short
Equity Risk	5.7%
Foreign Exchange Risk	14.4%
Interest Rate Risk	0.2%

Equity Sector Allocation

Table Summary
Information Technology	13.4%
Financials	8.8%
Consumer Discretionary	6.0%
Industrials	5.2%
Health Care	4.7%
Communication Services	4.4%
Consumer Staples	2.4%
Energy	1.6%
Utilities	1.4%
Materials	1.2%
Other	1.0%

C000097504
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Class A
Trading Symbol	IDSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[20]
AssetsNet	$ 2,753,019,756
Holdings Count | Holding	107
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,753,019,756
Total number of portfolio holdings	107

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	72.3%
Repurchase Agreements	18.2%
Treasury Bills	5.3%
U.S. Treasury Obligations	2.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Federal Farm Credit Discount Notes 02/02/2026 2.390%	4.5%
Federal Agricultural Mortgage Corp. 01/06/2027 3.800%	3.6%
Federal Home Loan Banks Discount Notes 03/20/2026 3.610%	2.1%
Federal National Mortgage Association 08/21/2026 3.800%	1.8%
Federal Home Loan Banks Discount Notes 02/03/2026 2.760%	1.8%
Federal Home Loan Banks Discount Notes 02/05/2026 3.070%	1.8%
Federal Home Loan Banks Discount Notes 04/01/2026 3.700%	1.8%
Federal Home Loan Bank Discount Notes 03/11/2026 3.600%	1.6%
Federal Home Loan Banks Discount Notes 02/04/2026 2.950%	1.5%
Federal Home Loan Banks Discount Notes 02/10/2026 3.300%	1.5%

C000097509
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional 2 Class
Trading Symbol	CMRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[21]
AssetsNet	$ 2,753,019,756
Holdings Count | Holding	107
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,753,019,756
Total number of portfolio holdings	107

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	72.3%
Repurchase Agreements	18.2%
Treasury Bills	5.3%
U.S. Treasury Obligations	2.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Federal Farm Credit Discount Notes 02/02/2026 2.390%	4.5%
Federal Agricultural Mortgage Corp. 01/06/2027 3.800%	3.6%
Federal Home Loan Banks Discount Notes 03/20/2026 3.610%	2.1%
Federal National Mortgage Association 08/21/2026 3.800%	1.8%
Federal Home Loan Banks Discount Notes 02/03/2026 2.760%	1.8%
Federal Home Loan Banks Discount Notes 02/05/2026 3.070%	1.8%
Federal Home Loan Banks Discount Notes 04/01/2026 3.700%	1.8%
Federal Home Loan Bank Discount Notes 03/11/2026 3.600%	1.6%
Federal Home Loan Banks Discount Notes 02/04/2026 2.950%	1.5%
Federal Home Loan Banks Discount Notes 02/10/2026 3.300%	1.5%

C000173885
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional 3 Class
Trading Symbol	CGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[22]
AssetsNet	$ 2,753,019,756
Holdings Count | Holding	107
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,753,019,756
Total number of portfolio holdings	107

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	72.3%
Repurchase Agreements	18.2%
Treasury Bills	5.3%
U.S. Treasury Obligations	2.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Federal Farm Credit Discount Notes 02/02/2026 2.390%	4.5%
Federal Agricultural Mortgage Corp. 01/06/2027 3.800%	3.6%
Federal Home Loan Banks Discount Notes 03/20/2026 3.610%	2.1%
Federal National Mortgage Association 08/21/2026 3.800%	1.8%
Federal Home Loan Banks Discount Notes 02/03/2026 2.760%	1.8%
Federal Home Loan Banks Discount Notes 02/05/2026 3.070%	1.8%
Federal Home Loan Banks Discount Notes 04/01/2026 3.700%	1.8%
Federal Home Loan Bank Discount Notes 03/11/2026 3.600%	1.6%
Federal Home Loan Banks Discount Notes 02/04/2026 2.950%	1.5%
Federal Home Loan Banks Discount Notes 02/10/2026 3.300%	1.5%

C000097511
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	IDYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[23]
AssetsNet	$ 2,753,019,756
Holdings Count | Holding	107
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,753,019,756
Total number of portfolio holdings	107

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	72.3%
Repurchase Agreements	18.2%
Treasury Bills	5.3%
U.S. Treasury Obligations	2.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Federal Farm Credit Discount Notes 02/02/2026 2.390%	4.5%
Federal Agricultural Mortgage Corp. 01/06/2027 3.800%	3.6%
Federal Home Loan Banks Discount Notes 03/20/2026 3.610%	2.1%
Federal National Mortgage Association 08/21/2026 3.800%	1.8%
Federal Home Loan Banks Discount Notes 02/03/2026 2.760%	1.8%
Federal Home Loan Banks Discount Notes 02/05/2026 3.070%	1.8%
Federal Home Loan Banks Discount Notes 04/01/2026 3.700%	1.8%
Federal Home Loan Bank Discount Notes 03/11/2026 3.600%	1.6%
Federal Home Loan Banks Discount Notes 02/04/2026 2.950%	1.5%
Federal Home Loan Banks Discount Notes 02/10/2026 3.300%	1.5%

C000097410
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class A
Trading Symbol	AIOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[24]
AssetsNet	$ 725,419,612
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

C000097412
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class C
Trading Symbol	RIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$87	1.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%	[25]
AssetsNet	$ 725,419,612
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

C000253699
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class S
Trading Symbol	CIODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[26]
AssetsNet	$ 725,419,612
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

C000122757
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional 2 Class
Trading Symbol	CEPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[27]
AssetsNet	$ 725,419,612
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

C000097417
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional 3 Class
Trading Symbol	CIOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[28]
AssetsNet	$ 725,419,612
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

C000097418
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CIOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[29]
AssetsNet	$ 725,419,612
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

C000097521
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Class A
Trading Symbol	IMNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$42	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[30]
AssetsNet	$ 488,302,885
Holdings Count | Holding	235
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$488,302,885
Total number of portfolio holdings	235
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	93.2%
Money Market Funds	6.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
City of Rochester 11/15/2057 5.000%	2.7%
City of Maple Grove 05/01/2037 4.000%	2.1%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.0%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.5%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
City of Minneapolis 11/15/2044 5.000%	1.3%
Mounds View Independent School District No. 621 02/01/2043 4.000%	1.3%

C000097523
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Class C
Trading Symbol	RMTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$81	1.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.56%	[31]
AssetsNet	$ 488,302,885
Holdings Count | Holding	235
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$488,302,885
Total number of portfolio holdings	235
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	93.2%
Money Market Funds	6.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
City of Rochester 11/15/2057 5.000%	2.7%
City of Maple Grove 05/01/2037 4.000%	2.1%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.0%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.5%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
City of Minneapolis 11/15/2044 5.000%	1.3%
Mounds View Independent School District No. 621 02/01/2043 4.000%	1.3%

C000136871
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional 2 Class
Trading Symbol	CADOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[32]
AssetsNet	$ 488,302,885
Holdings Count | Holding	235
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$488,302,885
Total number of portfolio holdings	235
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	93.2%
Money Market Funds	6.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
City of Rochester 11/15/2057 5.000%	2.7%
City of Maple Grove 05/01/2037 4.000%	2.1%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.0%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.5%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
City of Minneapolis 11/15/2044 5.000%	1.3%
Mounds View Independent School District No. 621 02/01/2043 4.000%	1.3%

C000177153
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional 3 Class
Trading Symbol	CMNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$27	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[33]
AssetsNet	$ 488,302,885
Holdings Count | Holding	235
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$488,302,885
Total number of portfolio holdings	235
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	93.2%
Money Market Funds	6.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
City of Rochester 11/15/2057 5.000%	2.7%
City of Maple Grove 05/01/2037 4.000%	2.1%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.0%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.5%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
City of Minneapolis 11/15/2044 5.000%	1.3%
Mounds View Independent School District No. 621 02/01/2043 4.000%	1.3%

C000097524
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional Class
Trading Symbol	CMNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[34]
AssetsNet	$ 488,302,885
Holdings Count | Holding	235
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$488,302,885
Total number of portfolio holdings	235
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	93.2%
Money Market Funds	6.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
City of Rochester 11/15/2057 5.000%	2.7%
City of Maple Grove 05/01/2037 4.000%	2.1%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.0%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.5%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
City of Minneapolis 11/15/2044 5.000%	1.3%
Mounds View Independent School District No. 621 02/01/2043 4.000%	1.3%

C000097580
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Class A
Trading Symbol	ALDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$35	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[35]
AssetsNet	$ 495,948,729
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$495,948,729
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	54%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	89.4%
Money Market Funds	6.7%
U.S. Treasury Obligations	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Bacardi-Martini BV 02/01/2030 5.550%	2.7%
U.S. Treasury 01/31/2026 0.375%	2.6%
Bank of America Corp. 10/24/2031 1.922%	2.3%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.2%
Occidental Petroleum Corp. 09/01/2030 6.625%	2.1%
Morgan Stanley Private Bank 11/19/2031 4.465%	1.9%
Citigroup, Inc. 09/11/2031 4.503%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.8%
Northrop Grumman Corp. 02/01/2027 3.200%	1.7%

C000097582
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Class C
Trading Symbol	RDCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$73	1.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[36]
AssetsNet	$ 495,948,729
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$495,948,729
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	54%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	89.4%
Money Market Funds	6.7%
U.S. Treasury Obligations	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Bacardi-Martini BV 02/01/2030 5.550%	2.7%
U.S. Treasury 01/31/2026 0.375%	2.6%
Bank of America Corp. 10/24/2031 1.922%	2.3%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.2%
Occidental Petroleum Corp. 09/01/2030 6.625%	2.1%
Morgan Stanley Private Bank 11/19/2031 4.465%	1.9%
Citigroup, Inc. 09/11/2031 4.503%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.8%
Northrop Grumman Corp. 02/01/2027 3.200%	1.7%

C000120797
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CTLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[37]
AssetsNet	$ 495,948,729
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$495,948,729
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	54%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	89.4%
Money Market Funds	6.7%
U.S. Treasury Obligations	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Bacardi-Martini BV 02/01/2030 5.550%	2.7%
U.S. Treasury 01/31/2026 0.375%	2.6%
Bank of America Corp. 10/24/2031 1.922%	2.3%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.2%
Occidental Petroleum Corp. 09/01/2030 6.625%	2.1%
Morgan Stanley Private Bank 11/19/2031 4.465%	1.9%
Citigroup, Inc. 09/11/2031 4.503%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.8%
Northrop Grumman Corp. 02/01/2027 3.200%	1.7%

C000126956
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CLDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[38]
AssetsNet	$ 495,948,729
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$495,948,729
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	54%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	89.4%
Money Market Funds	6.7%
U.S. Treasury Obligations	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Bacardi-Martini BV 02/01/2030 5.550%	2.7%
U.S. Treasury 01/31/2026 0.375%	2.6%
Bank of America Corp. 10/24/2031 1.922%	2.3%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.2%
Occidental Petroleum Corp. 09/01/2030 6.625%	2.1%
Morgan Stanley Private Bank 11/19/2031 4.465%	1.9%
Citigroup, Inc. 09/11/2031 4.503%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.8%
Northrop Grumman Corp. 02/01/2027 3.200%	1.7%

C000097586
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	CLDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$23	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[39]
AssetsNet	$ 495,948,729
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$495,948,729
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	54%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	89.4%
Money Market Funds	6.7%
U.S. Treasury Obligations	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Bacardi-Martini BV 02/01/2030 5.550%	2.7%
U.S. Treasury 01/31/2026 0.375%	2.6%
Bank of America Corp. 10/24/2031 1.922%	2.3%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.2%
Occidental Petroleum Corp. 09/01/2030 6.625%	2.1%
Morgan Stanley Private Bank 11/19/2031 4.465%	1.9%
Citigroup, Inc. 09/11/2031 4.503%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.8%
Northrop Grumman Corp. 02/01/2027 3.200%	1.7%

C000100156
Shareholder Report [Line Items]
Fund Name	Columbia Short-Term Cash Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short-Term Cash Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short-Term Cash Fund	$1	0.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[40]
AssetsNet	$ 15,415,051,653
Holdings Count | Holding	192
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$15,415,051,653
Total number of portfolio holdings	192

Holdings [Text Block]

Asset Categories

Table Summary
U.S. Government & Agency Obligations	43.7%
Commercial Paper	33.5%
Treasury Bills	8.4%
Certificates of Deposit	4.3%
Asset-Backed Commercial Paper	3.8%
Asset-Backed Securities - Non-Agency	1.9%
U.S. Treasury Obligations	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Federal Home Loan Banks Discount Notes 02/02/2026 3.740%	5.5%
Federal Farm Credit Discount Notes 02/02/2026 3.820%	3.9%
Commerzbank US Finance, Inc. 02/02/2026 3.740%	2.1%
Canadian Imperial Bank of Commerce 02/06/2026 3.740%	2.0%
U.S. Treasury Bills 02/17/2026 3.050%	1.6%
Australia and New Zealand Banking Group Ltd. 02/02/2026 3.620%	1.5%
Federal Home Loan Banks 03/09/2027 3.770%	1.4%
Federal Home Loan Banks Discount Notes 02/06/2026 3.730%	1.4%
UnitedHealth Group, Inc. 02/02/2026 3.800%	1.3%
U.S. Treasury Bills 02/03/2026 0.900%	1.3%

C000097542
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class A
Trading Symbol	INTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[41]
AssetsNet	$ 1,577,089,420
Holdings Count | Holding	453
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

C000097544
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class C
Trading Symbol	RTCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$78	1.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%	[42]
AssetsNet	$ 1,577,089,420
Holdings Count | Holding	453
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

C000253701
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class S
Trading Symbol	CATSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[43]
AssetsNet	$ 1,577,089,420
Holdings Count | Holding	453
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

C000136872
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[44]
AssetsNet	$ 1,577,089,420
Holdings Count | Holding	453
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

C000175787
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CATYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$23	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[45]
AssetsNet	$ 1,577,089,420
Holdings Count | Holding	453
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

C000097545
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CATZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[46]
AssetsNet	$ 1,577,089,420
Holdings Count | Holding	453
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

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